Average Annual Total Returns - Dynamic Allocation Fund	None 1 Year	None 5 Years	None Since Inception	None Inception Date	Blended Index 1 Year	Blended Index 5 Years	Blended Index Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.08%	9.41%	7.80%	Dec. 19, 2012	14.73%	11.11%	10.41%	7.51%	4.44%	3.34%	18.40%	15.22%	14.92%